Income Taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Net income before income taxes	$ (364.2)	$ 833.7
Statutory tax rate (as a percent)	26.50%	26.50%
Tax expense at statutory rate	$ (96.5)	$ 220.9
Change in unrecognized deductible temporary differences	(8.1)
Income not taxable	(5.5)	(2.6)
Differences in foreign statutory tax rates	195.7	(85.1)
Differences due to changing future tax rates	(0.9)	1.2
Foreign withholding tax	0.6	0.9
Adjustments in respect of prior years	(0.3)	(2.5)
Other	1.0	0.3
Income tax expense	$ 102.2	$ 133.1